Related party transactions	6 Months Ended
Jun. 30, 2020
Related party transactions
Related party transactions

18.Related party transactions

Related party balances

The following amounts are due to related parties:

	June 30,	December 31,
	2020	2019
Shareholder loan	$—	$2,076
Due to related parties (Note 8)	33,225	275,512
	$33,225	$277,588

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Key management personnel compensation

	Three months ended		Six months ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Consulting fees	$62,502	$118,398	$125,004	$236,796
Salary	303,898	154,667	604,765	298,667
Directors fees	108,087	77,928	248,917	160,478
Stock-based compensation	1,381,681	308,626	3,841,448	1,956,146
	$1,856,168	$659,619	$4,820,134	$2,652,087